Selected Consolidated Unaudited Quarterly Financial Data	12 Months Ended
Dec. 31, 2013
Quarterly Financial Information Disclosure [Abstract]
Selected Consolidated Unaudited Quarterly Financial Data
Selected Consolidated Unaudited Quarterly Financial Data

The unaudited quarterly results of operations for 2013 and 2012 are summarized in the table below:

	Three Months Ended,
	March 31,	June 30,	September 30,	December 31,
	($ in millions, except per share amounts)
2013
Total revenues	$1,818.6	$2,140.6	$2,435.3	$2,364.0
Total benefits and expenses	2,032.9	2,215.8	2,015.3	1,736.4
Income (loss) before income taxes	(214.3)	(75.2)	420.0	627.6
Net income (loss)	(225.5)	(85.3)	447.7	653.7
Less: Net income (loss) attributable to noncontrolling interest	(13.5)	(3.1)	101.1	105.6
Net income (loss) available to ING U.S., Inc.'s common shareholders	(212.0)	(82.2)	346.6	548.1
Earnings Per Share(1)
Basic	$(0.92)	$(0.33)	$1.33	$2.10
Diluted	$(0.92)	$(0.33)	$1.32	$2.08
Cash dividends declared per common share	$—	$—	$0.01	$0.01

2012
Total revenues	$1,485.3	$3,361.9	$2,564.3	$2,203.8
Total benefits and expenses	1,998.2	2,508.8	2,190.4	2,311.9
Income (loss) before income taxes	(512.9)	853.1	373.9	(108.1)
Net income (loss)	(520.8)	852.1	386.8	(106.9)
Less: Net income (loss) attributable to noncontrolling interest	(15.6)	217.7	20.3	(84.2)
Net income (loss) available to ING U.S., Inc.'s common shareholders	(505.2)	634.4	366.5	(22.7)
Earnings Per Share(1)
Basic	$(2.20)	$2.76	$1.59	$(0.10)
Diluted	$(2.20)	$2.76	$1.59	$(0.10)
Cash dividends declared per common share	$—	$—	$—	$—
(1) Per-share amounts give retroactive effect to the 2,295.248835-to-1 stock split effected on April 11, 2013.